WARRANTS (Details 3)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Warrants	18,049,075
Classes Of Warrants 1 [Member]
Number of Warrants	16,408,250
Expected life in years	3 years 1 month 28 days
Exercise Price | $ / shares	$ 1.4
Risk free rate	0.65%
Dividend rate	0.00%
Expected volatility	53.58%
Grant date fair value | $	$ 5,315,536
Classes Of Warrants 2 [Member]
Number of Warrants	1,640,825
Expected life in years	3 years 1 month 28 days
Exercise Price | $ / shares	$ 0.8
Risk free rate	0.65%
Dividend rate	0.00%
Expected volatility	53.58%
Grant date fair value | $	$ 752,333
Warrant One [Member]
Number of Warrants	7,735,750
Expected life in years	4 years
Exercise Price | $ / shares	$ 1.4
Risk free rate	0.44%
Dividend rate	0.00%
Expected volatility	51.83%
Grant date fair value | $	$ 464,784
Warrant Two [Member]
Number of Warrants	773,575
Expected life in years	4 years
Exercise Price | $ / shares	$ 0.8
Risk free rate	0.44%
Dividend rate	0.00%
Expected volatility	51.83%
Grant date fair value | $	$ 85,590
Warrant Three [Member]
Number of Warrants	1,212,500
Expected life in years	3 years 11 months 1 day
Exercise Price | $ / shares	$ 1.4
Risk free rate	0.43%
Dividend rate	0.00%
Expected volatility	52.37%
Grant date fair value | $	$ 950,913
Warrant Four [Member]
Number of Warrants	121,250
Expected life in years	3 years 11 months 1 day
Exercise Price | $ / shares	$ 0.8
Risk free rate	0.43%
Dividend rate	0.00%
Expected volatility	52.37%
Grant date fair value | $	$ 85,412
Warrant Five [Member]
Number of Warrants	891,250
Expected life in years	3 years 10 months 28 days
Exercise Price | $ / shares	$ 1.4
Risk free rate	0.41%
Dividend rate	0.00%
Expected volatility	52.45%
Grant date fair value | $	$ 696,582
Warrant Six [Member]
Number of Warrants	89,125
Expected life in years	3 years 10 months 28 days
Exercise Price | $ / shares	$ 0.8
Risk free rate	0.41%
Dividend rate	0.00%
Expected volatility	52.45%
Grant date fair value | $	$ 62,708
Warrant Seven [Member]
Number of Warrants	3,115,000
Expected life in years	3 years 10 months 6 days
Exercise Price | $ / shares	$ 1.4
Risk free rate	0.68%
Dividend rate	0.00%
Expected volatility	51.54%
Grant date fair value | $	$ 2,371,956
Warrant Eight [Member]
Number of Warrants	311,500
Expected life in years	3 years 10 months 6 days
Exercise Price | $ / shares	$ 0.8
Risk free rate	0.68%
Dividend rate	0.00%
Expected volatility	51.54%
Grant date fair value | $	$ 216,766
Warrant Nine [Member]
Number of Warrants	1,418,750
Expected life in years	3 years 9 months 4 days
Exercise Price | $ / shares	$ 1.4
Risk free rate	0.46%
Dividend rate	0.00%
Expected volatility	51.74%
Grant date fair value | $	$ 933,065
Warrant Ten [Member]
Number of Warrants	141,875
Expected life in years	3 years 9 months 4 days
Exercise Price | $ / shares	$ 0.8
Risk free rate	0.46%
Dividend rate	0.00%
Expected volatility	51.74%
Grant date fair value | $	$ 92,108
Warrant Eleven [Member]
Number of Warrants	2,035,000
Expected life in years	3 years 7 months 28 days
Exercise Price | $ / shares	$ 1.4
Risk free rate	0.37%
Dividend rate	0.00%
Expected volatility	52.94%
Grant date fair value | $	$ 1,356,512
Warrant Twelve [Member]
Number of Warrants	203,500
Expected life in years	3 years 7 months 28 days
Exercise Price | $ / shares	$ 0.8
Risk free rate	0.37%
Dividend rate	0.00%
Expected volatility	52.94%
Grant date fair value | $	$ 134,457